Trade accounts receivables (Details 1) - Accumulated impairment [member] - Trade receivables [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables impairment provision at the beginning of the year	$ (6,561)	$ (4,326)
Additions	(11,754)	(4,101)
Reversals	12,084	2,023
Foreign exchange (losses) gains	730	(157)
Trade receivable impairment provision at the end of the year	$ (5,501)	$ (6,561)